Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting [Line Items]
Number of segments | Segment	3
Gross premiums written	$ 5,587,894		$ 5,356,942	$ 5,547,525
Net premiums written	5,119,926		4,953,470	5,229,548
Decrease (increase) in unearned premiums	(94,945)		16,126	39,630
Net premiums earned	5,024,981		4,969,596	5,269,178
Losses and loss expenses and life policy benefits	(3,841,000)		(3,248,000)	(3,157,000)
Acquisition costs	(1,119,773)		(1,186,602)	(1,217,003)
Technical result	64,000		535,000	895,000
Other income	15,242		15,232	9,144
Other expenses	(348,398)		(471,905)	(790,723)
Underwriting result	(269,000)		78,000	113,000
Net investment income	402,071		410,864	449,784
Net realized and unrealized investment gains (losses)	232,491		26,266	(297,479)
Interest expense	(42,500)		(48,603)	(48,988)
Loss on redemption of debt	1,566		22,203	0
Amortization of intangible assets	(24,646)		(25,919)	(26,593)
Net foreign exchange losses (gains)	108,244		(77,515)	9,461
Interest in earnings (losses) of equity method investments	(10,358)		(25,923)	(79,664)
Interest in earnings (losses) of equity method investments	85,703		(22,919)	6,375
Net income	264,021		447,308	107,150
Non Life
Segment Reporting [Line Items]
Gross premiums written	4,189,000		4,189,000	4,277,000
Net premiums written	3,776,000		3,837,000	4,022,000
Decrease (increase) in unearned premiums	(88,000)		16,000	38,000
Net premiums earned	3,688,000		3,853,000	4,060,000
Losses and loss expenses and life policy benefits	(2,575,000)		(2,321,000)	(2,193,000)
Acquisition costs	(984,000)		(1,056,000)	(1,064,000)
Technical result	129,000		476,000	803,000
Other income	(1,000)		2,000	0
Other expenses	(104,000)		(229,000)	(219,000)
Underwriting result	$ 24,000		$ 249,000	$ 584,000
Reinsurance Ratios [Abstract]
Loss ratio	69.80%	[1]	60.30%	54.00%
Acquisition Cost Ratio	26.70%	[2]	27.40%	26.20%
Technical Ratio Percentage	96.50%	[3]	87.70%	80.20%
General and Administrative Expense Ratio	2.80%	[4]	5.90%	5.40%
Combined Ratio	99.30%	[5]	93.60%	85.60%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written	$ 2,255,000		$ 2,269,000	$ 2,371,000
Net premiums written	1,996,000		2,061,000	2,236,000
Decrease (increase) in unearned premiums	(33,000)		25,000	4,000
Net premiums earned	1,963,000		2,086,000	2,240,000
Losses and loss expenses and life policy benefits	(1,620,000)		(1,248,000)	(1,129,000)
Acquisition costs	(495,000)		(556,000)	(570,000)
Technical result	(152,000)		282,000	541,000
Other income	0		3,000	0
Other expenses	(71,000)		(141,000)	(137,000)
Underwriting result	$ (223,000)		$ 144,000	$ 404,000
Reinsurance Ratios [Abstract]
Loss ratio	82.60%	[1]	59.80%	50.40%
Acquisition Cost Ratio	25.20%	[2]	26.70%	25.40%
Technical Ratio Percentage	107.80%	[3]	86.50%	75.80%
General and Administrative Expense Ratio	3.60%	[4]	6.70%	6.20%
Combined Ratio	111.40%	[5]	93.20%	82.00%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written	$ 1,934,000		$ 1,920,000	$ 1,906,000
Net premiums written	1,780,000		1,776,000	1,786,000
Decrease (increase) in unearned premiums	(55,000)		(9,000)	34,000
Net premiums earned	1,725,000		1,767,000	1,820,000
Losses and loss expenses and life policy benefits	(955,000)		(1,073,000)	(1,064,000)
Acquisition costs	(489,000)		(500,000)	(494,000)
Technical result	281,000		194,000	262,000
Other income	(1,000)		(1,000)	0
Other expenses	(33,000)		(88,000)	(82,000)
Underwriting result	$ 247,000		$ 105,000	$ 180,000
Reinsurance Ratios [Abstract]
Loss ratio	55.40%	[1]	60.80%	58.50%
Acquisition Cost Ratio	28.40%	[2]	28.30%	27.10%
Technical Ratio Percentage	83.80%	[3]	89.10%	85.60%
General and Administrative Expense Ratio	1.90%	[4]	4.90%	4.50%
Combined Ratio	85.70%	[5]	94.00%	90.10%
Life and Health
Segment Reporting [Line Items]
Gross premiums written	$ 1,399,000		$ 1,168,000	$ 1,271,000
Net premiums written	1,344,000		1,117,000	1,208,000
Decrease (increase) in unearned premiums	(7,000)		0	1,000
Net premiums earned	1,337,000		1,117,000	1,209,000
Losses and loss expenses and life policy benefits	(1,266,000)		(927,000)	(964,000)
Acquisition costs	(136,000)		(131,000)	(153,000)
Technical result	(65,000)		59,000	92,000
Other income	14,000		10,000	6,000
Other expenses	(61,000)		(66,000)	(63,000)
Underwriting result	(112,000)		3,000	35,000
Net investment income	60,000		58,000	59,000
Allocated underwriting result	(52,000)		61,000	94,000
Corporate and Other [Member]
Segment Reporting [Line Items]
Gross premiums written	0		0	0
Net premiums written	0		0	0
Decrease (increase) in unearned premiums	0		0	0
Net premiums earned	0		0	0
Losses and loss expenses and life policy benefits	0		0
Acquisition costs	0		0	0
Technical result	0		0	0
Other income	2,000		3,000	3,000
Other expenses	(183,000)		(177,000)	(509,000)
Net investment income	342,000		353,000	391,000
Net realized and unrealized investment gains (losses)	232,000		26,000	(297,000)
Interest expense	(42,000)		(49,000)	(49,000)
Loss on redemption of debt	(2,000)		(22,000)
Amortization of intangible assets	(25,000)		(26,000)	(27,000)
Net foreign exchange losses (gains)	108,000		(78,000)	9,000
Interest in earnings (losses) of equity method investments	(10,000)		(26,000)	(80,000)
Interest in earnings (losses) of equity method investments	$ 86,000		$ (23,000)	$ 6,000

[1]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[2]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[3]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[4]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[5]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.